Business Combination	12 Months Ended
Dec. 31, 2015
Business Combination
Business Combination

7.Business Combination

Transaction with Tencent

On March 10, 2014, the Company entered into a Strategic Cooperation Agreement (“Agreement”) with Tencent Holdings Limited (“Tencent”), for a period of 5 years from April 1, 2014 to March 31, 2019. Pursuant to the Agreement, the Company will become Tencent’s preferred partner in the development of physical goods e-Commerce business in Greater China including: (a) Tencent will grant the Company prominent level-1 access points in Weixin and mobile QQ applications; (b) Tencent will provide internet traffic and other support from other key platforms to the Company; and (c) the Company will cooperate with Tencent in a number of areas primarily mobile-related products, social networking services, membership systems and payment solutions. Terms described in (a), (b) and (c) above are hereinafter collectively referred to as “Strategic Cooperation”. In addition, for a period of 8 years from April 1, 2014 to March 31, 2022, other than the operation of Shanghai Icson E-Commerce Development Company Limited (“Shanghai Icson”), a subsidiary of Tencent, Tencent will not engage in any online direct sales or managed marketplace business model in physical goods e-Commerce businesses in Greater China and a few selected international markets, hereinafter referred to as “Non-Compete”.

On the same date, the Company also entered into a series of agreements with Tencent and its affiliates, pursuant to which, the Company acquired from Tencent: (i) 100% business operation of two online marketplace platforms, Paipai and QQ Wanggou (“Combined Platform Business”); (ii) 9.9% equity interest in Shanghai Icson (“Investment in Shanghai Icson”); (iii) a call option (“Call Option”) to acquire the remaining equity interest of Shanghai Icson, with a price higher of the fair value of the remaining equity interest or RMB800,000 within three years commencing the closing of the Transaction; (iv) certain logistic workforce; and (v) a land use right. The above (i) to (v), Strategic Cooperation and Non-Compete are collectively referred to as “Transaction”. In April, 2016, the Company exercised the Call Option by paying RMB800,000 to acquire the remaining equity interest in Shanghai Iscon. The Company is currently evaluating the accounting impact of the transaction.

As consideration for the Transaction, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly-owned subsidiary of Tencent, representing 15% shares on a fully diluted basis under treasury method upon the closing of the Transaction, on March 10, 2014.

The main purpose of the transaction is to further expand product and service offerings to the Group’s online shopping customers.

The acquisition of Combined Platform Business is accounted for as a business combination and the results of operations of the Combined Platform Business from the acquisition date have been included in the Group’s consolidated financial statements. The acquisitions of Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistic Workforce and Land use right are considered asset acquisitions separate from the acquisition of Combined Platform Business. The investment in Shanghai Icson was accounted for under the cost method and recorded in investment in equity investees on the acquisition day. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives.

The Company has performed the following steps to estimate the cost of the assets and business acquired with the assistance from an independent valuation firm: 1) estimate the total fair value of 351,678,637 ordinary shares issued to Huang River Investment Limited as the consideration of the transaction on March 10, 2014 using the income approach, or the discounted cash flow, or DCF method; 2) estimate the stand-alone fair value of the Combined Platform Business as well as fair value of each of Strategic Cooperation Agreement, Non-Compete, Investment in Shanghai Icson, Logistic workforce and Land Use Right (collectively “Asset Acquisition”); 3) The excess of (1) over sum of (2) and net cash acquired in the Transaction has been allocated to each individual asset of the Asset Acquisition and the Combined Platform Business based on their relative fair values. Additionally, in accordance with the relevant accounting guidance, non-transferability relating to lock-up period associated with the shares issued to Huang River Investment Limited for a period of three years commencing from March 10, 2014, is factored in estimating the fair value of shares issued to acquire Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistic Workforce and Land use right, but is not factored in estimating the fair value of shares issued to acquire Combined Platform Business.

The Company considered the following valuation method and significant assumptions in evaluating certain significant intangible assets acquired from the current Transaction:

Strategic Cooperation Agreement—In addition to the Company’s general business cooperation with Tencent primarily in areas of mobile-related products, social networking services, membership systems and payment solutions, the other parts of the Strategic Cooperation Agreement is in substance a prepaid advertising/promotion service where Tencent users can be diverted to the Company’s websites/platforms where (a) Tencent will grant the Company prominent level-1 access points in Weixin and mobile QQ applications and (b) Tencent will provide internet traffic and other support from its other key platforms to the Company. These advertising/promotion services include push messages, advertising, payment processing and application activation. The general business cooperation is not recognized as a separate intangible asset because such provisions only set out the general principal for the cooperation between the Company and Tencent with no specific deliverables provided to the Company. The amount recognized for the Strategic Cooperation Agreement relates to the advertising/promotion services and the fair value was established using a form of the income approach known as the cost saving method. This method recognizes that, because of the Strategic Cooperation Agreement, the Company can save advertising fees, traffic acquisition costs, payment processing fees and application activation fees that otherwise it would need to be paid to a third party for the similar services. The estimated unit market price of the advertising/promotion services were multiplied by the volume of the services to be provided by Tencent to arrive at the cost saving attributable to the Strategic Cooperation Agreement. The most significant assumptions inherent in this approach include: 1) the estimated market price of the services to be provided, 2) the volume of the services to be provided, and 3) discount rate. When applying the cost saving method for the valuation of the Strategic Cooperation Agreement, market participant assumptions were used in accordance with ASC 820. Specifically, the basis of the assumptions were determined with consideration of the terms of the Strategic Cooperation Agreement, an industry report regarding China’s e-commerce sector and a market rate that market participants have to pay to third parties for similar services on arm’s length basis. The present value of the after-tax cost savings at an appropriate discount rate indicates the value of Strategic Cooperation Agreement. The discount rate was derived by using the capital asset pricing model (the “CAPM”), which is a method that market participants commonly use to price assets. Based on the CAPM, the Company concluded a discount rate of 17.5% was appropriate for valuing the Strategic Cooperation Agreement.

Non-compete Agreement—Other than the operation of Shanghai Icson, Tencent will not engage in any online direct sales or managed marketplace business models in physical goods e-Commerce business in Greater China and a few selected international markets. The fair value of the Non-compete was determined based on the “with and without” method, which takes into consideration the cash flow increments between the scenario where the Non-compete is not in place and the scenario where the Non-compete is in place for a period of 8 years from April 1, 2014 to March 31, 2022. The most significant assumption inherent in this approach when valuing the Non-compete was the amount of economic impact to the Company that would occur from competition during the period when non-compete agreement is effective. Based on the CAPM, the Company concluded a discount rate of 17.5%, which reflects a market participant’s required rate of return for the risks of investing in the Non-compete, was appropriate for discounting the cash flow attributable to the Non-compete.

Investment in Shanghai Icson—In determining the fair value of the investment in Shanghai Icson, the Company followed a two-step process. In the first step, the discounted cash flow method, or DCF, was used as the primary approach to determine the fair value of the equity interest of Shanghai Icson and market approach to cross-check the valuation results derived by the DCF method. The free cashflow of Shanghai Icson was discounted by 22%, which was determined by the CAPM to reflect a market participant’s required rate of return for the risks of investing in the equity interest of Shanghai Icson. In the second step, since the Company’s investment in Shanghai Icson is in the form of preferred shares, an option pricing method to allocate the equity interest of Shanghai Icson to its common shares and preferred shares was used. The significant assumptions inherent in option pricing models are the expected time of liquidity event, risk free rate and volatility factor of equity interest of Shanghai Icson.

The Group made estimates and judgments in determining the fair value of the assets and business acquired with the assistance from an independent valuation firm. The purchase price allocation is as follows:

Amount
RMB
Fair value of the Company’s shares issued *	11,644,310
Transaction costs**	20,705

Total value to be allocated in purchase accounting	11,665,015

	Amount	Amortization Years
	RMB
Strategic Cooperation Agreement	6,075,289	5
Non-compete Agreement	1,442,389	8
Combined Platform Business
Cash	60,284
Other current assets	3,587
Property, plant and equipment, net	17,647
Current liabilities	(63,871)
Technology***	108,800	5
Domain names and trademark***	33,100	10
Advertising customer relationship***	80,400	7
Goodwill***	2,593,420
Deferred tax liability	(41,893)
Investment in Shanghai Icson	252,779
Call Option	—
Logistic workforce	13,900	3
Land use right	73,632	40
Net cash acquired	1,015,552

Total Purchase price	11,665,015

*   Among total fair value of the shares issued of RMB11,644,310, RMB2,791,474 is the consideration for the acquisition of Combined Platform Business and RMB8,852,836 is the consideration for the acquisition of Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistics workforce, Land use right, and Net cash acquired.

** In accordance with ASC 805-10-25-23, transaction costs relating to the business combination of the Combined Platform Business are expensed as incurred while in accordance with ASC 805-50-30-2, transaction costs relating to the acquisition of the assets in the Asset Acquisition form part of the assets’ initial carrying values, and have been included in the estimated purchase price.

*** In November 2015, the Company announced its decision to terminate the consumer-to-consumer (C2C) business of Paipai.com by December 31, 2015 with a transitional period of three months. The shut-down of Paipai.com is to combat the marketing and sales of counterfeit products and to protect the interests of consumers and brands. As a result, the Company decided that the goodwill arisen from the acquisition of the Combined Platform Business was fully impaired and an impairment charge of RMB2,593,420 was recorded in the fourth quarter of 2015. Concurrently, remaining balance of the intangible assets arisen from the acquisition amounted to RMB156,709 as of December 31, 2015 was also impaired and the related deferred tax liability of RMB27,796 recorded from the acquisition of the Combined Platform Business was reversed as a tax benefit in the fourth quarter of 2015.

Based on the assessment on financial performance of the acquired Combined Platform Business made by the Group, the acquired business is not considered material to the Group. Thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.